Statement of Cash Flows- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ 599,327	$ 245,275	$ 151,325
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for Loan and Lease Losses	602,563	408,941	575,720
Net (accretion of discounts) amortization of premiums and deferred fees	(79,004)	(37,899)	(113,046)
Losses (earnings) from investments under equity method	(42,873)	(73,478)	(33,769)
Deferred Income Tax Expense Benefit	(288,754)	(135,491)	5,862
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	(2,110)	1,707	(10,844)
Sale of equity method investment	0	0	(16,907)
Gain Loss On Sale Of Stock In Subsidiary Or Equity Method Investee	(416,113)	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,430,835	1,387,910	1,143,029
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	(2,466)	(9,164)	(12,471)
Net (decrease) increase in other liabilities	(26,952)	1,848	(87,634)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	219,978	278,851	525,348
Net Cash Provided By Used In Operating Activities	819,305	524,126	676,673
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	227,127	290,594	(396,879)
Payments To Acquire Investments Abstract
Payments to Acquire Available-for-sale Securities	2,257,976	1,843,922	1,357,080
Held-to-maturity	(250)	(25,792)	(74,538)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,823,474	1,636,723	1,360,386
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	4,632	9,751	67,236
Proceeds from sale of investment securities available for sale	5,438	52,058	262,443
Capital Contribution Subsidiaries		0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	491	151,196	0
Proceeds From Sale Of Equity Method Investments	0	0	31,503
Proceeds from sale of stock in equity method investee	(481,377)	0	0
Acquisition of premises and equipment	(38,573)	(54,899)	(50,043)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	10,090	19,841	14,939
Proceeds from sale of foreclosed assets	226,063	206,070	198,490
Net Cash Provided By Used In Investing Activities	302,999	236,642	899,193
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	(357,460)	(124,345)	(271,453)
Proceeds From Repayments Of Short Term Debt	(235,000)	340,000	(68,022)
Proceeds From Notes Payable	106,739	106,923	432,568
Payments of notes payable	(332,031)	(214,898)	(2,769,477)
Proceeds from issuance of common stock	6,860	9,402	7,690
Proceeds From Issuance Or Sale Of Equity	0	0	0
Dividends paid	(3,723)	(3,723)	(3,723)
Net Payments For Repurchase Of Common Stock	(437)	(450)	(483)
Net Cash Provided By Used In Financing Activities	(1,138,456)	(856,687)	(1,492,957)
Cash And Cash Equivalents Period Increase Decrease	(16,152)	(95,919)	82,909
Cash and due from banks at beginning of period	439,363	535,282	452,373
Cash and due from banks at end of period	423,211	439,363	535,282
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	599,327	245,275	151,325
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	(196,886)	(274,766)	(189,502)
Provision for Loan and Lease Losses	398	404	0
Net (accretion of discounts) amortization of premiums and deferred fees	30,467	29,058	25,042
Losses (earnings) from investments under equity method	(17,308)	(40,505)	(14,186)
Deferred Income Tax Expense Benefit	(10,937)	(14,109)	13,965
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	(2,110)	0	0
Sale of equity method investment			(5,493)
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs	0	0	0
Gain Loss On Sale Of Stock In Subsidiary Or Equity Method Investee	(416,113)	0
Increase (Decrease) in Operating Assets [Abstract]
Increase Decrease In Other Operating Asset Holding Company Only	7,747	9,351	7,563
Trading securities	(94)	(1,259)	0
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	2,704	0	(3,467)
Net (decrease) increase in other liabilities	(5,507)	2,581	(84,434)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(607,639)	(289,245)	(250,512)
Net Cash Provided By Used In Operating Activities	(8,312)	(43,970)	(99,187)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(147)	23,665	(42,237)
Payments To Acquire Investments Abstract
Payments to Acquire Available-for-sale Securities	0	0	0
Held-to-maturity	0	0	(37,093)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	35,000	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	62,980
Proceeds from sale of investment securities available for sale	5,438	0	0
Capital Contribution Subsidiaries	(272,500)	(103,500)	0
Net Change In Advances To Subsidiaries And Affiliates	(234,014)	(36,400)	226,546
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0	150,194	0
Proceeds From Loan Originations And Principal Collections Excluding Proceeds Collections From Subsidiaries And Affiliates	269	138	(131)
Proceeds From Sale Of Equity Method Investments			(10,690)
Proceeds from Divestiture of Businesses	0	0
Proceeds from sale of stock in equity method investee	(481,377)	0	0
Acquisition of premises and equipment	(352)	(691)	(594)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	33	73	135
Proceeds from sale of foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	15,104	33,479	198,916
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	0	0	0
Proceeds From Repayments Of Short Term Debt	0	0	0
Proceeds From Notes Payable	0	0	0
Payments of notes payable	0	0	(100,000)
Proceeds from issuance of common stock	6,860	9,402	7,690
Proceeds From Issuance Or Sale Of Equity	0	0	0
Dividends paid	(3,723)	(3,723)	(3,723)
Net Payments For Repurchase Of Common Stock	(437)	(450)	(483)
Proceeds From Contributed Capital	0	0	1,514
Net Cash Provided By Used In Financing Activities	2,700	5,229	(95,002)
Cash And Cash Equivalents Period Increase Decrease	9,492	(5,262)	4,727
Cash and due from banks at beginning of period	1,103	6,365	1,638
Cash and due from banks at end of period	$ 10,595	$ 1,103	$ 6,365